Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,257	$ 1,193	$ 1,176
Rent expense	$ 540	$ 506	$ 377